Risks and contingencies (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)
Complaint about registration statement and prospectus
Risks and contingencies
Settlement provision				$ 250	¥ 1,679
Collectability of payments made relating to trade assurance program
Risks and contingencies
Provisions made in relation to the program	¥ 0	¥ 0	¥ 0